Schedule II—Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2022
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
Schedule II - Valuation and Qualifying Accounts	Schedule II—Valuation and Qualifying Accounts

		Additions
Description	Balance at beginning of period	Charges to cost and expenses	Charged to other accounts	Deductions	Balance at end of period
Allowance for doubtful accounts:
Year ended December 31, 2022	$5	$—	$—	$(2)	$3
Year ended December 31, 2021	5	—	—	—	5
Year ended December 31, 2020	4	1	—	—	5